May 1, 20198

VIA EDGAR

Disclosure Review and Accounting Office

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E. (Mail Stop 5-6)

Washington, D.C. 20549

ATTN: Document	Control - EDGAR

RE:	RiverSource Variable Annuity Account (“Registrant”)

RiverSource® Galaxy Premier Variable Annuity

RiverSource® Pinnacle Variable Annuity

File Nos.: 333-139761/811-07195

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced variable annuities do not differ from that contained in Registrant’s Post-Effective Amendment No. 14 filed on April 24, 2019.

If you have any questions or concerns regarding this filing, please contact me at (612) 678-5337 or Boba Selimovic at (612) 671-7449.

Sincerely,

/s/ Nicole D. Wood
Nicole D/ Wood
Assistant General Counsel and
Assistant Secretary